Consolidated cash flow statement - GBP (£) £ in Millions	6 Months Ended
	Jun. 30, 2018	Jun. 30, 2017
Cash flows from operating activities
Profit before tax	£ 1,826	£ 1,951
Adjustments for non-cash items	(1,280)	(2,181)
Net cash inflow/(outflow) from trading activities	546	(230)
Changes in operating assets and liabilities	9,408	30,797
Net cash flows from operating activities before tax	9,954	30,567
Income taxes received paid	(156)	(248)
Net cash flows from operating activities	9,798	30,319
Cash flows from investing activities
Net cash flows from investing activities	(3,769)	(6,319)
Cash flows from financing activities
Net cash flows from financing activities	(2,307)	(4,814)
Effects of exchange rate changes on cash and cash equivalents	38	(64)
Net increase/(decrease) in cash and cash equivalents	3,760	19,122
Cash and cash equivalents at beginning of year	122,605	98,570
Cash and cash equivalents at end of year	£ 126,365	£ 117,692